Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Mortgage loans held for sale	$ 383,000	$ 162,000
Depreciation methods	Straight line and accelerated methods
Sustained period of repayment performance for non-accrual TDRs	6 months
Period of employees highest compensation before retirement	10 years
Term of weighted average maturity of interest bearing deposits	4 years 2 months 12 days
Certificates of deposit in other banks	$ 3,460,000	$ 1,000,000
Tax at statutory federal income tax rate (in percent)	34.00%	34.00%	34.00%
Corporate income tax rate effective in 2018	21.00%
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	$ 0
Retained Earnings
Summary Of Significant Accounting Policies [Line Items]
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	1,218,000
Accumulated Other Comprehensive Loss
Summary Of Significant Accounting Policies [Line Items]
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02	$ (1,218,000)
Minimum
Summary Of Significant Accounting Policies [Line Items]
Future effective tax rate after impact of tax exempt income	18.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Future effective tax rate after impact of tax exempt income	19.00%
Buildings and improvements
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 to 40 years
Furniture and equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 to 15 years
Federal Home Loan Bank of Des Moines
Summary Of Significant Accounting Policies [Line Items]
Investment in capital stock of the Federal Home Loan Bank of total assets	0.12%
Investment in capital stock of Federal Home Loan Bank required percentage of advances	4.00%